Cover	Apr. 30, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	We previously reported that between April 30, 2025 and May 9, 2025, the Company sold an aggregate of 1,030,413 shares (the “Shares”) of its Common Stock to 22 Non-U.S. Persons (as defined in Regulation S under the Securities Act. The offer and sale of the Shares was exempt from the registration provisions of the Securities Act, pursuant to Regulation S thereunder (“Regulation S”); the Company received aggregate gross proceeds of approximately $619,625 for the Shares (the “Reg S Offering”). The Reg S Offering was conducted pursuant to a Securities Purchase Agreement with each investor, who also entered into a Voting Rights Proxy Agreement, pursuant to which each purchaser agreed to transfer all of his/her voting rights to Eugene Jiang, the Company’s chairman for the maximum time permitted by law.
Document Period End Date	Apr. 30, 2025
Entity File Number	001-40700
Entity Registrant Name	ABVC BIOPHARMA, INC.
Entity Central Index Key	0001173313
Entity Tax Identification Number	26-0014658
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	44370 Old Warm Springs Blvd.
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(510)
Local Phone Number	668-0881
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ABVC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false